Organization and Nature of Operations - Additional information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Variable interest entity
Total shareholders' deficit	$ 4,567,603	¥ 29,803,597	¥ (5,674,531)	¥ (2,395,775)	¥ (559,091)
VIEs and VIEs' subsidiaries
Variable interest entity
Registered capitals and PRC statutory reserves		7,930,831	6,429,134
Total shareholders' deficit		¥ (3,772,758)	¥ (3,296,997)